Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	December 31, 2021	December 31, 2020
Customer relationship	$172,614	$168,583
License	2,181,213	2,130,269
Non-Compete Agreements	2,699,056	2,636,015
Less: Accumulated amortization	1,929,489	957,000
	$3,123,394	$3,977,867

Schedule of amortization expenses
2022	$948,689
2023	872,550
2024	218,121
2025	218,121
2026	218,121
Thereafter	647,792
$3,123,394